Plant, Property and Equipment, Net	12 Months Ended
Dec. 31, 2025
Plant, Property and Equipment, Net [Abstract]
PLANT, PROPERTY AND EQUIPMENT, NET

NOTE 9 – PLANT, PROPERTY AND EQUIPMENT, NET

Plant, property and equipment, stated at cost less accumulated depreciation, consisted of the following:

	As of December 31,
	2025	2024
Building	$32,649,379	$28,882,829
Machines	41,084,085	35,486,639
Vehicles	483,836	461,813
Electronic equipment	1,215,641	983,675
Furniture, fixtures and equipment	338,730	327,961
Leasehold improvements	430,022	400,264
Subtotal	76,201,693	66,543,181
Construction in progress	3,012,275	2,994,832
Less:
Accumulated depreciation	(15,268,107)	(9,034,739)
Plant, property and equipment, net	$63,945,861	$60,503,274

Depreciation expense was $5,679,880, $4,875,028 and $3,249,396 for the fiscal years ended December 31, 2025, 2024 and 2023, respectively. There was no impairment loss on plant, property and equipment for the years ended December 31, 2025, 2024 and 2023.